Condensed Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
REVENUES:
Supply and logistics	$ 698,343	$ 404,892	$ 1,326,140	$ 828,263
Refinery services	49,363	38,221	96,909	67,723
Pipeline transportation services	15,084	13,425	29,539	27,083
Total revenues	762,790	456,538	1,452,588	923,069
COSTS AND EXPENSES:
Supply and logistics product costs	653,544	369,228	1,250,683	761,419
Supply and logistics operating costs	25,813	23,763	50,038	47,629
Refinery services operating costs	30,264	21,790	59,850	38,017
Pipeline transportation operating costs	4,356	3,113	8,426	7,542
General and administrative	8,380	6,801	16,434	13,095
Depreciation and amortization	14,253	13,606	28,156	27,012
Net loss (gain) on disposal of surplus assets	249	(62)	238	18
Total costs and expenses	736,859	438,239	1,413,825	894,732
OPERATING INCOME	25,931	18,299	38,763	28,337
Equity in earnings of equity investees	592	363	3,789	545
Interest expense	(9,011)	(3,760)	(17,710)	(6,964)
Income before income taxes	17,512	14,902	24,842	21,918
Income tax expense	(154)	(981)	(454)	(1,672)
NET INCOME	17,358	13,921	24,388	20,246
Net loss attributable to noncontrolling interests		317		877
NET INCOME ATTRIBUTABLE TO GENESIS ENERGY, L.P.	$ 17,358	$ 14,238	$ 24,388	$ 21,123
NET INCOME ATTRIBUTABLE TO GENESIS ENERGY, L.P. PER COMMON UNIT:
Basic and Diluted	$ 0.27	$ 0.29	$ 0.38	$ 0.36
WEIGHTED AVERAGE OUTSTANDING COMMON UNITS:
Basic and Diluted	64,615	39,586	64,615	39,567